Cover Page	12 Months Ended
Dec. 31, 2025 shares
Document Information [Line Items]
Document Type	20-F
Document Period End Date	Dec. 31, 2025
Current Fiscal Year End Date	--12-31
Entity File Number	1-38353
Entity Registrant Name	PAGSEGURO DIGITAL LTD.
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Cricket Square, Hutchins Drive
Entity Address, Address Line Two	P.O. Box 2681
Entity Address, City or Town	Grand Cayman
Entity Address, Postal Zip Code	KY1-1111
Entity Address, Country	KY
Title of 12(b) Security	Class A common shares, par value US$0.000025
Trading Symbol	PAGS
Security Exchange Name	NYSE
Document Transition Report	false
Document Shell Company Report	false
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Document Registration Statement	false
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Document Annual Report	true
Amendment Flag	false
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Entity Central Index Key	0001712807
Business Contact
Document Information [Line Items]
Contact Personnel Name	Gustavo Bahia Gama Sechin
Country Region	55
City Area Code	11
Local Phone Number	3914-9524
Contact Personnel Email Address	ir@pagbank.com
Entity Address, Address Line One	Av. Brigadeiro Faria Lima, 1384, 1º ao 10º andares, Salão e Mezanino
Entity Address, City or Town	São Paulo
Entity Address, Postal Zip Code	01451-001
Entity Address, Country	BR
Class A common shares [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	185,218,201
Class B common shares [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	120,459,508